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June 2, 2016

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 255 (the “Fund”)

(File No. 333-210725) (CIK# 1671978)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on April 13, 2016. The Fund consists of a unit investment trust, Smart Trust, Preferreds Plus Trust, Series 1 (the “Trust”). We received written comments from the staff of the Commission on May 4, 2016 requesting that we make certain changes to the Registration Statement and address certain other concerns, which were discussed further in a conversation between Matthew Wirig and Anu Dubey on May 23, 2016. We have responded to or addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1

The comment requested that, given the name of the Trust, the second sentence under “Investment Summary—Principal Investment Strategy” be revised to read, “Under normal market conditions, at least 80% of the trust’s net assets will be invested in preferred securities.” This revision has been made in accordance with this comment. We also made another minor change to this section to change the percentage of the portfolio allocated to either preferred securities or common stock of ETFs.

Comment 2

The comment requested that the “Investment Summary—Principal Risk Considerations” section of the prospectus for the Trust be updated to state that shares of ETFs may trade at a premium to their net asset value and to disclose certain risks of ETF shares trading at a premium or discount to their net asset value. The prospectus has been updated in accordance with this comment.

Comment 3

The comment requested that the “Investment Summary—Principal Investment Strategy” section of the prospectus for the Trust be updated to state that the Trust may invest in companies located in emerging markets. The prospectus has been updated in accordance with this comment.

Comment 4

The comment requested that the “Investment Summary—Principal Risk Considerations” section of the prospectus for the Trust be updated to identify specific risks associated with the financial sector. The prospectus has been updated in accordance with this comment.

In addition to making revisions in response to the staff’s comments, we have revised the Registration Statement to reflect certain other minor changes and corrections.

The staff requested that the registrant represent in writing that that it will not use the staff’s comment process as a defense in any securities related litigation against it (i.e., a “Tandy” letter). The Sponsor will include a Tandy letter with the final pricing amendment filing of the Registration Statement.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on July 18, 2016, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

         Chapman and Cutler LLP